Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of earnings per share, basic and diluted

	2023	2022	2021

Earnings attributable to Company’s owners	3,523,531	3,121,267	2,305,869
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	5.16	4.57	3.37